UNITED STATES


                   SECURITIES AND EXCHANGE COMMISSION


                         Washington, D.C.  20549





                               FORM 13F





                         FORM 13F COVER PAGE





Report for the Calendar Year or Quarter Ended: March 31, 1999





Check here if Amendment [  ];  Amendment Number:


This Amendment (Check only one.): [  ] is a restatement.


                                  [  ] adds new holdings entries.





Institutional Investment Manager Filing this Report:


Name:    ROBERT BENDER & ASSOCIATES


Address: 525 STARLIGHT CREST DRIVE


         LA CANADA CA 91011











13F File Number: 28-3386__





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all


information contained herein is true, correct and complete, and that it is understood that all required items, statements,


schedules, lists, and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:


Name:    ROBERT BENDER


Title:   PRESIDENT____


Phone:   818-790-6795_


Signature, Place, and Date of Signing:





_______________   ________________   ________________








Report Type (Check only one.):





[X ]   13F HOLDINGS REPORT.





[  ]   13F NOTICE.





[  ]   13F COMBINATION REPORT.





List of Other Managers Reporting for this Manager:

















I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE


ACT OF 1934.



                          FORM 13F SUMMARY PAGE








Report Summary:





Number of Other Included Managers:


Form 13F Information Table Entry Total:      30


Form 13F Information Table Value Total:       $228,317








List of Other Included Managers:





No.   13F File Number        Name

















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                                                          FORM 13F INFORMATION
TABLE


                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTORITY


NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN
CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE


------------------------------ ---------------- --------- -------- -------- ---
---- ------- -----------  -------- -------- --------






ABACUS DIRECT CORP             COM              002553105    13452   181782 SH
     DEFINED                   410        0   181372


ADVANCED FIBRE COMMUNICATIONS  COM              00754A105      419    54980 SH
     DEFINED                     0        0    54980


AMERICA ONLINE INC             COM              02364J104    12145    85077 SH
     DEFINED                   310        0    84767


BED BATH & BEYOND INC          COM              075896100    11163   312803 SH
     DEFINED                   980        0   311823


CBT GROUP PUB LTD SPN ADR      COM              124853300     4903   316297 SH
     DEFINED                  1880        0   314417


CDW COMPUTER CENTERS INC.      COM              125129106     9421   105261 SH
     DEFINED                   420        0   104841


CIENA CORP                     COM              171779101      887    37750 SH
     DEFINED                   760        0    36990


CISCO SYSTEMS INC              COM              17275R102    44255   387991 SH
     DEFINED                   377        0   387613


DRIL-QUIP INC                  COM              262037104     1658    68018 SH
     DEFINED                     0        0    68018


FASTENAL COMPANY               COM              311900104     3665    76747 SH
     DEFINED                     0        0    76747


FORRESTER RESEARCH CORP        COM              346563109     1437    42260 SH
     DEFINED                     0        0    42260


GARTNER GROUP INC CL A         COM              366651107      660    34610 SH
     DEFINED                     0        0    34610


GENESYS TELECOMMUNICATIONS LAB COM              371931106     5467   305826 SH
     DEFINED                  1870        0   303956


HOME DEPOT INC                 COM              437076102    12071   202017 SH
     DEFINED                   450        0   201567


KOHLS CORP                     COM              500255104    13465   202671 SH
     DEFINED                   380        0   202291


LEGATO SYSTEMS                 COM              524651106     6623   163784 SH
     DEFINED                   680        0   163104


MEDTRONIC INC                  COM              585055106     2993    41603 SH
     DEFINED                     0        0    41603


MICROSOFT CORP                 COM              594918104    11855   145800 SH
     DEFINED                   360        0   145440


NETWORK APPLIANCE INC          COM              64120L104    14504   288276 SH
     DEFINED                   620        0   287656


ORACLE CORP                    COM              68389X105     9089   335838 SH
     DEFINED                   520        0   335318


P COM INC                      COM              693262107     2213   378763 SH
     DEFINED                  1460        0   377303


PAYCHEX INC                    COM              704326107      849    16630 SH
     DEFINED                     0        0    16630


QUINTILES TRANSNATIONAL CORP   COM              748767100    10961   270214 SH
     DEFINED                   800        0   269414


SAWTEK INC                     COM              805468105     6645   188521 SH
     DEFINED                   900        0   187621


SMALL WORLDWIDE PLC            COM              83168P108     1693   233535 SH
     DEFINED                  1000        0   232535


STARBUCKS CORPORATION          COM              855244109     4909   132892 SH
     DEFINED                   600        0   132292


SYNOPSYS INC.                  COM              871607107     5849   124119 SH
     DEFINED                   500        0   123619


UNIPHASE CORPORATION           COM              909149106      797     6565 SH
     DEFINED                     0        0     6565


WATSON PHARMACEUTICALS         COM              942683103     7753   191444 SH
     DEFINED                   860        0   190584


CHECK POINT SOFTWARE           COM              M22465104     6516   184844 SH
     DEFINED                   630        0   184214

